UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-10467

Causeway Capital Management Trust

(Exact name of registrant as specified in charter)

11111 Santa Monica Boulevard, 15th Floor

c/o Causeway Capital Management LLC

Los Angeles, CA 90025

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

Corporation Trust Center

1209 Orange Street

Wilmington DE, 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-866-947-7000

Date of fiscal year end: September 30, 2022

Date of reporting period: March 31, 2022

Item 1.	Reports to Stockholders.

The registrant’s schedules as of the close of the reporting period, pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), are attached hereto.

LETTER TO SHAREHOLDERS

For the six months ended March 31, 2022, Causeway International Small Cap Fund’s (the “Fund’s”) Institutional Class returned 4.39% and Investor Class returned 4.30% compared to the MSCI ACWI ex USA Small Cap Index (Gross) (“Index”) return of -5.77%. Since the Fund’s inception on October 20, 2014, its average annual total returns are 7.69% for the Institutional Class and 7.47% for the Investor Class compared to the Index’s average annual total return of 7.87%. As of March 31, 2022, the Fund had net assets of $59.1 million.

Performance Review

Global equities continued to rally in the fourth quarter of 2021, kicking off 2022 with a generally favorable backdrop for global economic activity as Covid-related restrictions eased. This environment was upended in late February 2022 by Russia’s invasion of Ukraine. Sanctions from the US and European countries on Russia, ongoing supply chain bottlenecks related to the pandemic, and disruptions to energy and commodity markets exacerbated inflationary pressures. In the US, the Federal Reserve (“Fed”) raised interest rates in March 2022 as expected and indicated that further raises would occur this year. Consumer sentiment dropped sharply as inflation rose. Still, the US labor market is robust, demonstrating strong wage growth, a low unemployment rate, and an increasing labor force participation rate. With inflation near record-high levels and very little slack in the labor market, we expect the Fed will continue to take necessary steps to cool demand. Likewise, in the UK, the Bank of England raised interest rates during the first quarter of 2022. Though inflation has risen well above acceptable levels for central banks in most regions, the invasion posed a dilemma for monetary authorities — particularly for the European Central Bank — stuck between withdrawing accommodative policies to tame inflation or supporting growth in the face of geopolitical unrest. Continental Europe is a significant importer of oil and natural gas from Russia and, therefore, is more vulnerable to economic deceleration as a result of high energy prices. Near-term alternatives to Russian gas are limited, but the European Commission has made ambitious plans to reduce Europe’s dependence on Russian gas through diversification, energy efficiency, and accelerating investments in wind and solar power generation. We currently believe that while the war in Ukraine will impact European economic growth, the fundamentals are still relatively robust – high consumer savings rates during the pandemic, healthy labor markets, and additional fiscal stimulus should temper recession risk. In Japan, the Bank of Japan maintained its easing stance, emphasizing the threats of the war’s impact on growth relative to benign inflation in the country. Currency markets took their cue from central bank interest rate policy, and the yen weakened to levels last seen in early 2015. In China, outbreaks of the Omicron variant during the six-month period and the country’s zero-tolerance Covid policy led to stringent lockdowns, where manufacturing shutdowns exacerbated supply constraints in some sectors. The March 2022 Caixin/Markit Manufacturing PMI was well below expectations, falling from 50.4 to 48.1 — the lowest reading since March 2020. To offset this ultra-strict Covid policy, Chinese authorities continue to support the economy, particularly in the hard-hit property sector. In response to heightened inflationary pressures, many emerging markets (“EM”) central banks, including banks in Brazil, Mexico, South Africa, and South Korea, have been raising interest rates to support their currencies. Taiwan’s central bank increased interest rates by 25 basis points in March, the bank’s first interest rate increase since 2011. The best performing markets in our investable universe included Peru, the United Arab Emirates, Kuwait, South Africa, and Chile. The biggest laggards included Russia, China, Finland, Japan, and Argentina. The best performing sectors in the Index were energy, materials, and utilities, while health care, consumer discretionary, and communication services were the worst performing Index sectors.

2	Causeway International Small Cap Fund

To evaluate stocks in our investable universe, our multi-factor quantitative model examines four bottom-up factor categories — valuation, earnings growth, technical indicators, and competitive strength — and two top-down factor categories — macroeconomic and country aggregate. Our valuation factor posted the strongest returns during the period. Our earnings growth and technical indicators were also positive during the period. Our competitive strength factors delivered modestly negative performance. Our macroeconomic factors posted negative returns, while our country factors were moderately negative. From a sector perspective, holdings in the industrials, information technology, and consumer discretionary sectors contributed the most to relative performance versus the Index, while positioning in the utilities, communication services, and materials sectors were the largest relative detractors. The top individual contributors were steelmaker, SSAB (Sweden), cargo shipping company, ZIM Integrated Shipping Services Ltd. (Israel), computer hardware manufacturer, Gigabyte Technology Co., Ltd. (Taiwan), automotive software company, KPIT Technologies Ltd. (India), and transportation company, Kawasaki Kisen Kaisha, Ltd. (Japan). The top detractors from performance included steel & iron distribution company, EVRAZ Plc (United Kingdom), medical device company, Inmode (Israel), postal service company, Royal Mail Plc (United Kingdom), electrical power financier, Power Finance Corp. (India), and fiber products manufacturer, Hyosung TNC Corp. (South Korea).

Significant Portfolio Changes

The Fund’s active exposure to several sectors and countries changed during the period as a result of our quantitative investment process. The largest increases in active weightings (compared to Index weightings) were to the energy, consumer staples, and utilities sectors and the biggest reductions in active weightings were to the industrials, information technology, and financials sectors. Notable changes in the Fund’s active country weightings included increases to exposures in Australia, Brazil, and Canada. We reduced active exposures to Sweden, Hong Kong, and the Netherlands.

Significant purchases in the first half of the fiscal year included purchases of the following new securities: cargo shipping company, ZIM Integrated Shipping Services Ltd. (Israel), oil company, Whitecap Resources (Canada), beef processing company, Marfrig Global Foods SA (Brazil), diversified mining operator, National Aluminum Co. Ltd. (India), general trading company, Sojitz Corp. (Japan). The largest sales during the period included the following full exits from the Fund: marine shipping company, SITC International Holdings co., Ltd. (Hong Kong), online gambling operator, Kindred Group Plc (Sweden), semiconductor services company, ChipMOS Technologies, Inc. (Taiwan), fiber products manufacturer, Hyosung TNC Corp. (South Korea), and semiconductor manufacturer, BE Semiconductor Industries NV (Netherlands).

Investment Outlook

Though we analyze many different stock selection factors in our alpha model, value factors receive the largest weight on average. Despite the value rally earlier in the first quarter of 2022, the MSCI ACWI ex USA Small Cap Growth Index (“Small Cap Growth Index”) still traded at a 18.6x forward price-to-earnings multiple compared to 10.9x for the MSCI ACWI ex USA Small Cap Value Index (“Small Cap Value Index”), a 72% premium. Based on recent hawkish comments, the Fed may seek to raise policy rates and reduce the size of its balance sheet more

Causeway International Small Cap Fund	3

aggressively than previously thought. It is seeking to reduce inflation expectations without significantly damaging economic growth. If successful, higher interest rates should continue to pressure longer-duration growth stocks and favor value stocks.

We thank you for your confidence in Causeway International Small Cap Fund.

March 31, 2022

Joseph Gubler	Arjun Jayaraman	MacDuff Kuhnert	Ryan Myers
Portfolio Manager	Portfolio Manager	Portfolio Manager	Portfolio Manager

The above commentary expresses the portfolio managers’ views as of the date shown and should not be relied upon by the reader as research or investment advice. These views are subject to change. There is no guarantee that any forecasts made will come to pass.

Holdings are subject to change. Current and future holdings are subject to risk. Securities mentioned do not make up the entire portfolio and, in the aggregate, may represent a small percentage of the portfolio.

Investing involves risk including loss of principal. In addition to the normal risks associated with investing, international investments may involve risk of capital loss from unfavorable fluctuation in currency values, from differences in generally accepted accounting principles or from economic or political instability in other nations. Emerging markets involve heightened risks related to the same factors as well as increased volatility and lower trading volume. Investments in smaller companies involve additional risks and typically exhibit higher volatility. Diversification does not prevent all investment losses. Forward earnings yield is the next-twelve-months projected earnings yield (earnings-per-share/price) projected by industry analysts.

(1) Alpha — Excess returns relative to the Fund’s benchmark.

The Causeway International Small Cap strategy uses quantitative factors that can be grouped into six categories. The relative return attributed to a factor is the difference between the equally-weighted average return of the highest ranked quintile of companies in the strategy’s universe and that of the lowest ranked quintile of companies based on that factor.

4	Causeway International Small Cap Fund

March 31, 2022
	One Year Return	Annualized 3 Year Return	Annualized 5 Year Return	Annualized Inception to Date*
Institutional Class	7.93%	9.78%	7.68%	7.69%
Investor Class	7.75%	9.54%	7.47%	7.47%
MSCI ACWI ex USA Small Cap Index (Gross)	0.44%	10.66%	8.30%	7.87%

*	Inception is October 20, 2014.

The performance data represents past performance and is not an indication of future results. Investment return and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth less than their original cost and current performance may be higher or lower than the performance quoted. For performance data current to the most recent month end, please call 1-866-947-7000 or visit www.causewayfunds.com. Investment performance reflects contractual fee waivers in effect during certain periods. In the absence of such fee waivers, total return would be reduced. The contractual expense limits are in effect until January 31, 2023. Total returns assume reinvestment of dividends and capital gains distributions at net asset value when paid. Investor Class shares pay a shareholder service fee of up to 0.25% per annum of average daily net assets. Institutional Class shares pay no shareholder service fee. Pursuant to the current January 27, 2022 prospectus, the Fund’s annualized gross ratios of expenses in relation to average net assets were 1.48% and 1.69% for the Institutional Class and Investor Class, respectively, and the Fund’s annualized ratios of expenses in relation to net assets after fee waivers and reimbursements were 1.10% and 1.35% for the Institutional Class and Investor Class, respectively. For more information, please see the prospectus.

The MSCI ACWI ex USA Small Cap Index (Gross) (the “Index”) is a free float-adjusted market capitalization weighted index, designed to measure the equity market performance of smaller capital stocks in developed and emerging markets, excluding the US market, consisting of 46 country indices. The Index covers approximately 14% of the free float adjusted market capitalization in each country. The Index is gross of withholding taxes, assumes reinvestment of dividends and capital gains, and does not reflect the payment of transaction costs, fees and expenses associated with an investment in the Fund. It is not possible to invest directly in an index. There are special risks in foreign investing (please see Note 5 in the Notes to Financial Statements).

MSCI has not approved, reviewed or produced this report, makes no express or implied warranties or representations, and is not liable whatsoever for any data in this report. You may not redistribute the MSCI data or use it as a basis for other indices or investment products.

Causeway International Small Cap Fund	5

SCHEDULE OF INVESTMENTS (000)*

March 31, 2022 (Unaudited)

Causeway International Small Cap Fund	Number of Shares	Value

COMMON STOCK

Australia — 9.4%

Coronado Global Resources Inc., Class CDI	156,095	$234

GrainCorp Ltd., Class A	107,104	678

Growthpoint Properties Australia Ltd.[1]	50,341	164

Harvey Norman Holdings Ltd.	146,732	585

Healius Ltd.	142,727	466

Iluka Resources Ltd.	125,696	1,057

JB Hi-Fi Ltd.	31,059	1,255

Metcash Ltd.	257,630	872

New Hope Corp. Ltd.	99,997	254

		5,565

Brazil — 3.4%

Cia de Saneamento de Minas Gerais — COPASA	128,200	368

JHSF Participacoes S.A.	375,600	518

Marfrig Global Foods S.A.	255,400	1,148

		2,034

Canada — 10.2%

AGF Management Ltd., Class B	113,458	706

Artis [1]	48,100	503

Canfor Corp. [2]	44,700	921

Celestica Inc. [2]	20,300	241

Crescent Point Energy Corp.	83,200	603

Interfor Corp.	35,000	974

Parex Resources Inc.	42,420	870

Whitecap Resources Inc.	147,700	1,222

		6,040

China — 1.0%

Huaxin Cement Co. Ltd., Class H	332,980	577

Denmark — 0.5%

Scandinavian Tobacco Group A/S	13,001	277

The accompanying notes are an integral part of the financial statements.

6	Causeway International Small Cap Fund

SCHEDULE OF INVESTMENTS (000)* (continued)

March 31, 2022 (Unaudited)

Causeway International Small Cap Fund	Number of Shares	Value

France — 1.1%

Derichebourg S.A.	24,237	$253

Fnac Darty S.A.	4,631	237

Television Francaise	18,858	183

		673

Germany — 3.0%

Aurubis AG	6,308	751

Hornbach Holding AG & Co. KGaA	2,101	265

Kloeckner & Co. SE [2]	26,794	360

Wuestenrot & Wuerttembergische AG	19,046	383

		1,759

Hong Kong — 0.8%

Kerry Properties Ltd.	168,165	474

India — 6.4%

CESC Ltd.	193,715	193

Jindal Steel & Power Ltd. [2]	77,520	540

KPIT Technologies Ltd.	111,873	880

National Aluminium Co. Ltd.	713,320	1,137

Oil India Ltd.	88,825	278

Power Finance Corp. Ltd.	522,705	773

		3,801

Indonesia — 2.0%

Bukit Asam Tbk PT	1,949,500	445

Erajaya Swasembada Tbk PT	4,991,900	201

Indo Tambangraya Megah Tbk PT	266,700	530

		1,176

Israel — 2.0%

Bezeq The Israeli Telecommunication Corp. Ltd. [2]	93,704	161

ZIM Integrated Shipping Services Ltd.	14,100	1,025

		1,186

The accompanying notes are an integral part of the financial statements.

Causeway International Small Cap Fund	7

SCHEDULE OF INVESTMENTS (000)* (continued)

March 31, 2022 (Unaudited)

Causeway International Small Cap Fund	Number of Shares	Value

Italy — 1.7%

Banca IFIS SpA	9,480	$194

Esprinet SpA	15,850	167

Unipol Gruppo SpA	119,536	656

		1,017

Japan — 16.4%

Akatsuki Inc.	6,500	154

Canon Marketing Japan Inc.	9,100	187

Credit Saison Co. Ltd.	51,400	545

Daiwabo Holdings Co. Ltd.	27,600	370

EDION Corp.	35,500	330

Exedy Corp.	9,800	126

GungHo Online Entertainment Inc.	13,400	285

H.U. Group Holdings Inc.	11,600	276

Hanwa Co. Ltd.	7,900	208

Hokkaido Electric Power Co. Inc.	45,200	179

Hosiden Corp.	15,900	150

IDOM Inc.	29,800	177

Kawasaki Kisen Kaisha Ltd. [2]	11,400	742

Kintetsu World Express Inc.	12,600	322

Komeri Co. Ltd.	9,200	198

K’s Holdings Corp.	48,800	503

Megachips Corp.	5,400	165

Mitsui OSK Lines Ltd.	14,400	400

Nippon Electric Glass Co. Ltd.	25,200	557

Nippon Television Holdings Inc.	33,900	352

Nishimatsuya Chain Co. Ltd.	20,800	267

Seino Holdings Co. Ltd.	17,500	159

Shimamura Co. Ltd.	11,500	1,022

SKY Perfect JSAT Holdings Inc.	47,100	160

Sojitz Corp.	64,800	1,066

Sumitomo Forestry Co. Ltd.	33,600	592

Transcosmos Inc.	8,900	231

		9,723

The accompanying notes are an integral part of the financial statements.

8	Causeway International Small Cap Fund

SCHEDULE OF INVESTMENTS (000)* (continued)

March 31, 2022 (Unaudited)

Causeway International Small Cap Fund	Number of Shares	Value

Netherlands — 1.9%

ASR Nederland NV	24,197	$1,130

Norway — 2.1%

BW LPG Ltd.	41,776	285

Elkem ASA	36,971	158

Europris ASA	30,240	194

Golden Ocean Group Ltd.	46,804	575

		1,212

Russia — 0.0%

Raspadskaya OJSC [3,4,5]	57,168	—

Singapore — 2.2%

First Resources Ltd.	110,800	167

Golden Agri-Resources Ltd.	1,047,700	235

Hutchison Port Holdings Trust, Class U	611,600	149

Yangzijiang Shipbuilding Holdings Ltd.	367,700	413

Yanlord Land Group Ltd.	372,800	339

		1,303

South Korea — 8.4%

BNK Financial Group Inc.	100,283	653

DGB Financial Group Inc.	49,653	380

Hanwha Corp.	16,283	419

Hyundai Marine & Fire Insurance Co. Ltd.	18,884	499

JB Financial Group Co. Ltd.	30,055	208

Korea Real Estate Investment & Trust Co. Ltd.	103,426	200

LS Corp.	6,809	295

LX INTERNATIONAL CORP	15,527	439

LX Semicon Co. Ltd.	2,447	290

Meritz Fire & Marine Insurance Co. Ltd.	11,682	454

Posco International Corp.	62,661	1,104

		4,941

The accompanying notes are an integral part of the financial statements.

Causeway International Small Cap Fund	9

SCHEDULE OF INVESTMENTS (000)* (continued)

March 31, 2022 (Unaudited)

Causeway International Small Cap Fund	Number of Shares	Value

Sweden — 2.5%

Clas Ohlson AB, Class B	16,350	$186

SSAB AB, Class B [2]	192,281	1,280

		1,466

Switzerland — 0.4%

ALSO Holding AG [2]	1,057	257

Taiwan — 7.1%

AmTRAN Technology Co. Ltd.	1,057,000	612

Chicony Electronics Co. Ltd.	86,000	268

Chicony Power Technology Co. Ltd.	56,000	161

Gigabyte Technology Co. Ltd.	244,000	1,087

Kindom Development Co. Ltd.	257,000	323

Macronix International Co. Ltd.	128,000	177

Sercomm Corp.	75,000	205

Simplo Technology Co. Ltd.	88,000	950

Supreme Electronics Co. Ltd.	94,000	169

WT Microelectronics Co. Ltd.	83,000	228

		4,180

Thailand — 1.9%

AP Thailand PCL	1,041,100	343

Sansiri PCL	8,265,700	302

Sri Trang Agro-Industry PCL	209,100	165

Supalai PCL	457,100	298

		1,108

Turkey — 0.9%

Haci Omer Sabanci Holding AS	274,230	327

Turk Traktor ve Ziraat Makineleri AS	12,322	195

		522

United Arab Emirates — 0.2%

Emaar Development PJSC [2]	117,000	141

The accompanying notes are an integral part of the financial statements.

10	Causeway International Small Cap Fund

SCHEDULE OF INVESTMENTS (000)* (continued)

March 31, 2022 (Unaudited)

Causeway International Small Cap Fund	Number of Shares	Value

United Kingdom — 6.5%

Airtel Africa PLC	220,527	$403

Computacenter PLC	12,105	465

Currys PLC	136,576	162

Investec PLC	100,684	664

Just Group PLC	115,000	132

Keller Group PLC	22,585	247

Plus500 Ltd.	23,000	424

Redde Northgate PLC	87,490	496

Royal Mail PLC	168,186	723

Secure Income PLC [1]	23,608	140

		3,856

Total Common Stock

(Cost $50,087) — 92.0%		54,418

EXCHANGE TRADED FUND

Vanguard FTSE All World ex-US Small-Cap ETF	18,100	2,242

Total Exchange Traded Fund

(Cost $2,256) — 3.8%		2,242

PREFERENCE STOCK

Brazil — 0.6%

Cia Paranaense de Energia	196,500	314

Germany — 0.3%

Draegerwerk AG & Co. KGaA	3,487	193

Total Preference Stock

(Cost $514) — 0.9%		507

The accompanying notes are an integral part of the financial statements.

Causeway International Small Cap Fund	11

SCHEDULE OF INVESTMENTS (000)* (continued)

March 31, 2022 (Unaudited)

Causeway International Small Cap Fund	Number of Shares	Value

SHORT-TERM INVESTMENT

Invesco Short-Term Investment Trust: Government & Agency Portfolio, Institutional Class, 0.258% **	1,662,647	$1,663

Total Short-Term Investment

(Cost $1,663) — 2.8%		1,663

Total Investments — 99.5%

(Cost $54,520)		58,830

Other Assets in Excess of Liabilities — 0.5%		300

Net Assets — 100.0%		$59,130

*	Except for share data.
**	The rate reported is the 7-day effective yield as of March 31, 2022.
1	Real Estate Investment Trust.
2	Non-income producing security.
3	Level 3 security in accordance with fair value hierarchy.
4	Security considered illiquid. The total market value of such securities as of March 31, 2022 was $— (000) and represented 0.0% of net assets.
5

Security fair valued using methods determined in good faith by the Fair Value Committee designated by the Board of Trustees. The total market value of such securities as of March 31, 2022 was $— (000) and represented 0.0% of net assets.

ETF	Exchange Traded Fund
FTSE	Financial Times London Stock Exchange

The accompanying notes are an integral part of the financial statements.

12	Causeway International Small Cap Fund

SCHEDULE OF INVESTMENTS (000) (concluded)

March 31, 2022 (Unaudited)

The table below sets forth information about the Levels within the fair value hierarchy at which the Fund’s investments are measured at March 31, 2022:

Investments in Securities	Level 1	Level 2	Level 3†		Total
Common Stock
Australia	$—	$5,565	$—		$5,565
Brazil	2,034	—	—		2,034
Canada	6,040	—	—		6,040
China	577	—	—		577
Denmark	—	277	—		277
France	—	673	—		673
Germany	—	1,759	—		1,759
Hong Kong	—	474	—		474
India	—	3,801	—		3,801
Indonesia	—	1,176	—		1,176
Israel	1,025	161	—		1,186
Italy	—	1,017	—		1,017
Japan	—	9,723	—		9,723
Netherlands	—	1,130	—		1,130
Norway	—	1,212	—		1,212
Russia	—	—	—	^	—
Singapore	—	1,303	—		1,303
South Korea	—	4,941	—		4,941
Sweden	—	1,466	—		1,466
Switzerland	—	257	—		257
Taiwan	—	4,180	—		4,180
Thailand	—	1,108	—		1,108
Turkey	—	522	—		522
United Arab Emirates	—	141	—		141
United Kingdom	636	3,220	—		3,856

Total Common Stock	10,312	44,106	—		54,418

Exchange Traded Fund	2,242	—	—		2,242

Preference Stock
Brazil	314	—	—		314
Germany	—	193	—		193

Total Preference Stock	314	193	—		507

Short-Term Investment	1,663	—	—		1,663

Total Investments in Securities	$14,531	$44,299	$—		$58,830

†

A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

^	Security is fair valued at zero. Level 3 security in accordance with fair value hierarchy.

Amounts designated as “-” are $0 or are rounded to $0.

For more information on valuation inputs, see Note 2 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Causeway International Small Cap Fund	13

SECTOR DIVERSIFICATION

As of March 31, 2022, the sector diversification was as follows (Unaudited):

Causeway International Small Cap Fund	Common Stock	Preference Stock	% of Net Assets

Industrials	16.9%	0.0%	16.9%

Financials	13.8	0.0	13.8

Materials	12.9	0.0	12.9

Information Technology	11.9	0.0	11.9

Consumer Discretionary	11.4	0.0	11.4

Energy	7.7	0.0	7.7

Real Estate	6.2	0.0	6.2

Consumer Staples	5.7	0.0	5.7

Communication Services	3.0	0.0	3.0

Utilities	1.2	0.6	1.8

Health Care	1.3	0.3	1.6

Total	92.0	0.9	92.9

Exchange Traded Fund			3.8

Short-Term Investment			2.8

Other Assets in Excess of Liabilities			0.5

Net Assets			100.0%

The accompanying notes are an integral part of the financial statements.

14	Causeway International Small Cap Fund

STATEMENT OF ASSETS AND LIABILITIES (000)*

(Unaudited)

CAUSEWAY INTERNATIONAL SMALL CAP FUND

3/31/22
ASSETS:
Investments at Value (Cost $54,520)	$58,830
Foreign Currency (Cost $30)	30
Receivable for Fund Shares Sold	688
Receivable for Dividends	582
Receivable for Tax Reclaims	70
Prepaid Expenses	21

Total Assets	60,221

LIABILITIES:
Payable for Investment Securities Purchased	699
Accrued Foreign Capital Gains Tax on Appreciated Securities	137
Due to Custodian	122
Payable Due to Adviser	28
Payable for Fund Shares Redeemed	3
Payable for Shareholder Service Fees — Investor Class	1
Payable Due to Administrator	1
Payable for Trustees’ Fees	1
Other Accrued Expenses	99

Total Liabilities	1,091

Net Assets	$59,130

NET ASSETS:
Paid-in Capital (unlimited authorization — no par value)	$52,818
Total Distributable Earnings	6,312

Net Assets	$59,130

Net Asset Value Per Share (based on net assets of $49,772,494 ÷ 3,772,473 shares) — Institutional Class	$13.19

Net Asset Value Per Share (based on net assets of $9,357,376 ÷ 709,171 shares) — Investor Class	$13.19

*	Except for Net Asset Value Per Share data.

The accompanying notes are an integral part of the financial statements.

Causeway International Small Cap Fund	15

STATEMENT OF OPERATIONS (000)

(Unaudited)

CAUSEWAY INTERNATIONAL SMALL CAP FUND

10/01/21 to 3/31/22
INVESTMENT INCOME:
Dividend Income (net of foreign taxes withheld of $225)	$1,652

Total Investment Income	1,652

EXPENSES:
Investment Advisory Fees	300
Custodian Fees	37
Transfer Agent Fees	29
Professional Fees	22
Printing Fees	14
Shareholder Service Fees — Investor Class	11
Registration Fees	11
Administration Fees	6
Line of Credit	3
Trustees’ Fees	2
Other Fees	8

Total Expenses	443

Waiver of Investment Advisory Fees	(102)

Total Waiver	(102)

Net Expenses	341

Net Investment Income	1,311

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net Realized Gain on Investments	2,291
Net Realized Loss from Foreign Currency Transactions	(39)
Net Change in Unrealized Depreciation on Investments	(977)
Net Change in Accrued Foreign Capital Gains Tax on Appreciated Securities	(110)
Net Change in Unrealized Depreciation on Foreign Currency and Translation of Other Assets and Liabilities Denominated in Foreign Currency	(3)

Net Realized and Unrealized Gain on Investments and Foreign Currency Transactions	1,162

Net Increase in Net Assets Resulting from Operations	$2,473

The accompanying notes are an integral part of the financial statements.

16	Causeway International Small Cap Fund

STATEMENTS OF CHANGES IN NET ASSETS (000)

	CAUSEWAY INTERNATIONAL SMALL CAP FUND

	10/01/21 to 3/31/22 (Unaudited)	10/01/20 to 9/30/21
OPERATIONS:
Net Investment Income	$1,311	$1,718
Net Realized Gain on Investments	2,291	13,120
Net Realized Loss from Foreign Currency Transactions	(39)	(50)
Net Change in Unrealized Appreciation (Depreciation) on Investments	(977)	590
Net Change in Accrued Foreign Capital Gains Tax on Appreciated Securities	(110)	105
Net Change in Unrealized Appreciation (Depreciation) on Foreign Currency and Translation of Other Assets and Liabilities Denominated in Foreign Currency	(3)	6

Net Increase in Net Assets Resulting From Operations	2,473	15,489

DISTRIBUTIONS:
Institutional Class	(1,693)	(1,870)
Investor Class	(288)	(65)

Total Distributions to Shareholders	(1,981)	(1,935)

Net Decrease in Net Assets Derived from Capital Share Transactions(1)	(12,628)	(16,438)

Total Decrease in Net Assets	(12,136)	(2,884)

NET ASSETS:
Beginning of Period	71,266	74,150

End of Period	$59,130	$71,266

(1)	See Note 7 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Causeway International Small Cap Fund	17

FINANCIAL HIGHLIGHTS

For the Six Months Ended March 31, 2022 (Unaudited) and the Fiscal Years Ended September 30,

For a Share Outstanding Throughout the Period or Fiscal Years

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)†	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Dividends from Net Investment Income ($)	Distributions from Capital Gains ($)	Total Dividends and Distributions ($)	Redemption Fees ($)
CAUSEWAY INTERNATIONAL SMALL CAP FUND
Institutional
2022(1)	13.11	0.29	0.27	0.56	(0.48)	—	(0.48)	—
2021	10.41	0.33	2.78	3.11	(0.41)	—	(0.41)	—
2020	10.75	0.27	(0.17)	0.10	(0.44)	—	(0.44)	—
2019	12.39	0.39	(1.71)	(1.32)	(0.32)	—	(0.32)	—	(2)
2018	13.56	0.41	(0.48)	(0.07)	(0.38)	(0.72)	(1.10)	—	(2)
2017	10.91	0.26	2.68	2.94	(0.29)	—	(0.29)	—
Investor
2022(1)	13.11	0.29	0.25	0.54	(0.46)	—	(0.46)	—
2021	10.41	0.41	2.68	3.09	(0.39)	—	(0.39)	—
2020	10.75	0.25	(0.18)	0.07	(0.41)	—	(0.41)	—
2019	12.38	0.32	(1.66)	(1.34)	(0.29)	—	(0.29)	—	(2)
2018	13.55	0.37	(0.50)	(0.13)	(0.36)	(0.72)	(1.08)	0.04
2017	10.90	0.26	2.65	2.91	(0.26)	—	(0.26)	—

†	Per share amounts calculated using average shares method.
(1)	All ratios for periods less than one year are annualized. Total returns and portfolio turnover rate are for the period indicated and have not been annualized.
(2)	Amount represents less than $0.01 per share.

Amounts designated as “—” are $0 or round to $0.

The accompanying notes are an integral part of the financial statements.

18	Causeway International Small Cap Fund

Net Asset Value, End of Period ($)	Total Return (%)	Net Assets, End of Period ($000)	Ratio of Expenses to Average Net Assets (%)	Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimburse- ments) (%)	Ratio of Net Investment Income to Average Net Assets (%)	Portfolio Turnover Rate (%)

13.19	4.39	49,773	1.10	1.44	4.37	53
13.11	30.56	62,232	1.10	1.48	2.67	112
10.41	0.60	72,577	1.14	1.46	2.73	99
10.75	(10.47)	74,767	1.15	1.51	3.63	92
12.39	(0.84)	35,447	1.24	1.97	3.17	86
13.56	27.77	11,218	1.30	3.08	2.27	91

13.19	4.30	9,357	1.35	1.69	4.44	53
13.11	30.29	9,034	1.35	1.69	3.19	112
10.41	0.33	1,573	1.38	1.70	2.48	99
10.75	(10.62)	1,728	1.40	1.80	3.02	92
12.38	(1.00)	2,434	1.49	2.24	2.83	86
13.55	27.45	905	1.55	3.31	2.23	91

The accompanying notes are an integral part of the financial statements.

Causeway International Small Cap Fund	19

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1.	Organization

Causeway International Small Cap Fund (the “Fund”) is a series of Causeway Capital Management Trust (the “Trust”). The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and is a Delaware statutory trust that was established on August 10, 2001. The Fund began operations on October 20, 2014. The Fund is authorized to offer two classes of shares, the Institutional Class and the Investor Class. The Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest of the Fund. The Fund is diversified. The Fund’s prospectus provides a description of the Fund’s investment objectives, policies and strategies. As of March 31, 2022, the Trust has five additional series, the financial statements of which are presented separately.

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund.

Use of Estimates in the Preparation of Financial Statements – The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The Fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amount of net assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation – Except as described below, securities listed on a securities exchange (except the NASDAQ Stock Market (“NASDAQ”)) or Over-the-Counter (“OTC”) for which market quotations are available are valued at the last reported sale price as of the close of trading on each business day, or, if there is no such reported sale, at the last reported bid price for long positions. For securities traded on NASDAQ, the NASDAQ Official Closing Price is used. Securities listed on multiple exchanges or OTC markets are valued on the exchange or OTC market considered by the Fund to be the primary market. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent pricing agent, the Fund seeks to obtain a bid price from at least one independent broker. Investments in money market funds are valued daily at the net asset value per share.

Securities for which market prices are not “readily available” are valued in accordance with fair value pricing procedures approved by the Fund’s Board of Trustees (the “Board”). The Fund’s fair value pricing procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value pricing procedures include: the security’s trading has been halted or suspended; the security has been delisted from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price. When the Committee values a security in accordance with the fair value pricing procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

20	Causeway International Small Cap Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

(continued)

The Fund uses a third party vendor to fair value certain non-U.S. securities if there is a movement in the U.S. market that exceeds thresholds established by the Committee. The vendor provides fair values for foreign securities based on factors and methodologies involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security and such fair values are applied by the administrator if a pre-determined confidence level is reached for the security.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The guidance establishes three levels of fair value hierarchy as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

•	Level 2 — Quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets which are not active, or prices based on inputs that are observable (either directly or indirectly); and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 which fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the reporting period. Changes in the classification between Levels 1 and 2 occur primarily when foreign equity securities are fair valued by the Fund’s third party vendor using other observable market–based inputs in place of closing exchange prices due to events occurring after foreign market closures or when foreign markets are closed and/or when adjustments are made to security values for “foreign line” securities using “local line” prices. Due to currency and ownership restrictions on foreign persons in certain countries, including without limitation Russia and Thailand, securities sometimes trade via a “foreign line” (designated for foreign ownership) and via a “local line” (shares traded locally and held by residents). Liquidity of shares held in the foreign line is often more limited than the local line. As the last traded price of a foreign line may not represent fair value, if the securities can readily be traded through a broker to access the local line, the securities may be priced using the last traded local line price.

As of and during six months ended March 31, 2022, there were no changes to the Fund’s fair value methodologies.

Federal Income Taxes — The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes has been made in the financial statements.

Causeway International Small Cap Fund	21

NOTES TO FINANCIAL STATEMENTS (Unaudited)

(continued)

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than- not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax years, as applicable), and on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six month period, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six months ended March 31, 2022, the Fund did not incur any significant interest or penalties.

Security Transactions and Related Income – Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized using the accrual basis of accounting. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold.

Foreign Currency Translation – The books and records of the Fund are maintained in U.S. dollars on the following basis:

(1) the market value or fair value of investment securities, assets and liabilities is converted at the current rate of exchange; and

(2) purchases and sales of investment securities, income and expenses are converted at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Fund does not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

Foreign Currency Exchange Contracts – When the Fund purchases or sells foreign securities, it enters into corresponding foreign currency exchange contracts to settle the securities transactions. Losses from these foreign exchange transactions may arise from changes in the value of the foreign currency between trade date and settlement date or if the counterparties do not perform under the contract’s terms.

Expense/Classes – Expenses that are directly related to one Fund of the Trust are charged directly to that Fund. Other operating expenses of the Trust are prorated to the Fund and the other series of the Trust on the basis of relative daily net assets. Expenses of the Shareholder Service Plan and Agreement for the Investor Class are borne by that class of shares. Income, realized and unrealized gains (losses) and non-class specific expenses are allocated to the respective classes on the basis of relative daily net assets.

Dividends and Distributions – Dividends from net investment income, if any, are declared and paid on an annual basis. Any net realized capital gains on sales of securities are distributed to shareholders at least annually.

Cash – Idle cash may be swept into various time deposit accounts and is classified as cash on the Statement of Assets and Liabilities. The Fund maintains cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts invested and earned income are available on the same business day.

22	Causeway International Small Cap Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

(continued)

3.	Investment Advisory, Administration, Shareholder Service and Distribution Agreements

The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser. Under the Advisory Agreement, the Adviser is entitled to a monthly fee equal to an annual rate of 1.00% of the Fund’s average daily net assets. The Adviser has contractually agreed through January 31, 2023 to waive its fee and, to the extent necessary, reimburse the Fund to keep total annual fund operating expenses (excluding brokerage fees and commissions, interest, .taxes, shareholder service fees, fees and expenses of other funds in which the Fund invests, and extraordinary expenses) from exceeding 1.10% of Institutional Class and Investor Class average daily net assets. For the six months ended March 31, 2022, the Adviser waived $102,493 of its advisory fee. The expense waivers and reimbursements are not subject to recapture.

The Trust and SEI Investments Global Funds Services (the “Administrator”) have entered into an Administration Agreement. Under the terms of the Administration Agreement, the Administrator is entitled to an annual fee which is calculated daily and paid monthly based on the aggregate average daily net assets of the Trust subject to a minimum annual fee.

The Trust has adopted a Shareholder Service Plan and Agreement for Investor Class shares that allows the Trust to pay broker-dealers and other financial intermediaries a fee of up to 0.25% per annum of average daily net assets for services provided to Investor Class shareholders. For the six months ended March 31, 2022, the Investor Class paid 0.25% annualized of average daily net assets under this plan.

The Trust and SEI Investments Distribution Co. (the “Distributor”) have entered into a Distribution

Agreement. The Distributor receives no fees from the Fund for its distribution services under this agreement.

The officers of the Trust are also officers or employees of the Administrator or Adviser. They receive no fees for serving as officers of the Trust.

As of March 31, 2022, approximately $8,636 (000) of Fund’s net assets were held by investors affiliated with the Adviser.

4.	Investment Transactions

The cost of security purchases and the proceeds from the sale of securities, other than short-term investments, during the six months ended March 31, 2022, for the Fund were as follows (000):

Purchases	Sales
$31,518	$46,108

5.	Risks of Foreign and Small Cap Investing

Because the Fund invests most of its assets in foreign securities, the Fund is subject to additional risks. For example, the value of the Fund’s securities may be affected by social, political and economic developments and U.S. and foreign laws relating to foreign investments. Further, because the Fund invests in securities denominated in foreign currencies, the Fund’s securities may go down in value depending on foreign exchange rates. Other risks include trading, settlement, custodial, and other operational risks; withholding or other taxes; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign securities less liquid, more volatile and harder to value than U.S. securities. These risks are higher for emerging markets investments.

Global economies are increasingly interconnected, and political, economic and other conditions and events

Causeway International Small Cap Fund	23

NOTES TO FINANCIAL STATEMENTS (Unaudited)

(continued)

(including, but not limited to, natural disasters, pandemics, epidemics, wars, and social unrest) in one country or region might adversely impact a different country or region. Furthermore, the occurrence of severe weather or geological events, fires, floods, earthquakes, climate change or other natural or man-made disasters, outbreaks of disease, epidemics and pandemics, malicious acts, cyber-attacks or terrorist acts, among other events, could adversely impact the performance of the Fund. These events may result in, among other consequences, closing borders, exchange closures, health screenings, healthcare service delays, quarantines, cancellations, supply chain disruptions, lower consumer demand, market volatility and general uncertainty. These events could adversely impact issuers, markets and economies over the short- and long-term, including in ways that cannot necessarily be foreseen. The Fund could be negatively impacted if the value of a portfolio holding were harmed by political or economic conditions or events. Moreover, negative political and economic conditions and events could disrupt the processes necessary for the Fund’s operations.

For example, global financial markets have experienced and may continue to experience significant volatility resulting from the spread of COVID-19. The COVID-19 pandemic has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand and general market uncertainty. The effects of COVID-19, including new variants of the underlying virus, have and may continue to adversely affect the global economy, the economies of certain nations and individual issuers, all of which may negatively impact the Fund. Similar consequences could arise as a result of the spread of other infectious diseases.

The Fund invests a significant portion of its assets in the securities of smaller capitalization companies. Investments in smaller companies involve additional risks and typically exhibit higher volatility. The values of securities of smaller, less well-known companies can be more sensitive to, and react differently to, company, political, market, and economic developments than the market as a whole and other types of securities. Smaller companies can have more limited product lines, markets, growth prospects, depth of management, and financial resources, and these companies may have shorter operating histories and less access to financing, creating additional risk. Further, smaller companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans that have floating rates. Because of these and other risks, securities of smaller capitalization companies tend to be more volatile and less liquid than securities of medium and larger capitalization companies. During some periods, securities of smaller capitalization companies, as an asset class, have underperformed the securities of larger capitalization companies.

6.	Federal Tax Information

The Fund is classified as a separate taxable entity for Federal income tax purposes. The Fund intends to continue to qualify as a separate “regulated investment company” under Subchapter M of the Internal Revenue Code and make the requisite distributions to shareholders that will be sufficient to relieve it from Federal income tax and Federal excise tax. Therefore, no Federal tax provision is required. To the extent that dividends from net investment income and distributions from net realized capital gains exceed amounts reported in the financial statements, such amounts are reported separately.

24	Causeway International Small Cap Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

(continued)

The Fund may be subject to taxes imposed by countries in which it invests in issuers existing or operating in such countries. Such taxes are generally based on income earned. The Fund accrues such taxes when the related income is earned. Dividend and interest income is recorded net of non-U.S. taxes paid. Gains realized by the Fund on the sale of securities in certain countries are subject to non-U.S. taxes. The Fund records a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities. For the six months ended March 31, 2022, non-U.S. taxes paid on realized gains were $0 and non-U.S. taxes accrued on unrealized gains were $136,719.

The amounts of distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from those amounts determined under U.S. GAAP. These book/tax differences are either temporary or permanent in nature. The character of distributions made during the year from net investment income or net realized gains, and the timing of distributions made during the year may differ from those during the year that the income or realized gains (losses) were recorded by the Fund. To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the period that the differences arise.

The tax character of dividends and distributions declared during the fiscal years ended September 30, 2021 and September 30, 2020 was as follows (000):

	Ordinary Income	Total
2021	$1,935	$1,935
2020	3,153	3,153

As of September 30, 2021, the components of distributable earnings on a tax basis were as follows (000):

Undistributed Ordinary Income	$1,632
Capital Loss Carryforwards	(727)
Unrealized Appreciation	4,922
Other Temporary Differences	(7)

Total Distributable Earnings	$5,820

The Fund is permitted to carry forward capital losses for an unlimited period. Capital losses that are carried forward will retain their character as either short-term or long-term capital losses. Losses carried forward are as follows (000):

Short-Term Loss	Long-Term Loss	Total
$727	$—	$727

Amounts	designated as “—” round to $0.

For the fiscal year ended September 30, 2021, the Fund did not use any capital loss carryforwards.

At March 31, 2022, the total cost of investments for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation on investments for the Fund were as follows (000):

Federal Tax Cost	Appreciated Securities	Depreciated Securities	Net Unrealized Appreciation
$54,520	$7,227	$(2,917)	$4,310

Causeway International Small Cap Fund	25

NOTES TO FINANCIAL STATEMENTS (Unaudited)

(continued)

7.	Capital Shares Issued and Redeemed (000)

	Six Months Ended March 31, 2022 (Unaudited)		Fiscal Year Ended September 30, 2021
	Shares	Value	Shares	Value
Institutional Class
Shares Sold	496	$6,567	737	$9,337
Shares Issued in Reinvestment of Dividends and Distributions	132	1,693	167	1,870
Shares Redeemed	(1,603)	(21,150)	(3,128)	(34,910)

Decrease in Shares Outstanding Derived from Institutional Class Transactions	(975)	(12,890)	(2,224)	(23,703)

Investor Class
Shares Sold	121	1,595	638	8,606
Shares Issued in Reinvestment of Dividends and Distributions	22	288	6	65
Shares Redeemed	(123)	(1,621)	(106)	(1,406)

Increase in Shares Outstanding Derived from Investor Class Transactions	20	262	538	7,265

Net Decrease in Shares Outstanding from Capital Share Transactions	(955)	$(12,628)	(1,686)	$(16,438)

8.	Significant Shareholder Concentration

As of March 31, 2022, three of the Fund’s shareholders of record owned 87% of the Institutional Class shares. The Fund may be adversely affected when a shareholder purchases or redeems large amounts of shares, which may impact the Fund in the same manner as a high volume of redemption requests. Such large shareholders may include, but are not limited to, institutional investors and asset allocators who make investment decisions on behalf of underlying clients. Significant shareholder purchases and redemptions may adversely impact the Fund’s portfolio management and may cause the Fund to make investment decisions at inopportune times or prices or miss attractive investment opportunities. Such transactions may also increase the Fund’s transaction costs, accelerate the realization of taxable income if sales of securities result in gains, or otherwise cause the Fund to perform differently than intended.

9.	Indemnifications

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of his or her duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

10.	Line of Credit

The Fund, along with certain other series of the Trust, is a party to an agreement which enables it to participate

26	Causeway International Small Cap Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

(concluded)

in a $10 million secured committed revolving line of credit with The Bank of New York Mellon which expires February 15, 2023. The proceeds from the borrowings, if any, are used to finance the Fund’s short-term general working capital requirements, including the funding of shareholder redemptions. Interest, if any, is charged to the Fund based on its borrowings during the period at the applicable rate plus 1.5%. The Fund is also charged a portion of a commitment fee of 0.20% per annum. As of March 31, 2022, there were no borrowings outstanding under the line of credit.

11.	Subsequent Events

The Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no disclosures and/or adjustments were required to the financial statements.

Causeway International Small Cap Fund	27

DISCLOSURE OF FUND EXPENSES (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, shareholder service fees, and other Fund expenses. It is important for you to understand the impact of these costs on your investment returns.

Ongoing operating expenses are deducted from a mutual fund’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund’s average net assets; this percentage is known as a mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in the Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (October 1, 2021 to March 31, 2022).

The table on the next page illustrates the Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that the Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare the Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess the Fund’s comparative cost by comparing the hypothetical result for the Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT the Fund’s actual return — the account values shown may not apply to your specific investment.

28	Causeway International Small Cap Fund

DISCLOSURE OF FUND EXPENSES (Unaudited)

(concluded)

	Beginning Account Value 10/01/21	Ending Account Value 3/31/22	Annualized Expense Ratios	Expenses Paid During Period*
Causeway International Small Cap Fund

Actual Fund Return
Institutional Class	$1,000.00	$1,043.90	1.10%	$5.61

Hypothetical 5% Return
Institutional Class	$1,000.00	$1,019.45	1.10%	$5.54

Actual Fund Return
Investor Class	$1,000.00	$1,043.00	1.35%	$6.88

Hypothetical 5% Return
Investor Class	$1,000.00	$1,018.20	1.35%	$6.79

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown).

Causeway International Small Cap Fund	29

LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

In October 2016, the Securities and Exchange Commission (“SEC”) adopted Rule 22e-4, or the “Liquidity Rule,” under the Investment Company Act of 1940. The Liquidity Rule requires a mutual fund to adopt a liquidity risk management program (“Program”). In June 2018, the SEC adopted a requirement that a mutual fund disclose information about the operation and effectiveness of its Program in its reports to shareholders.

The Fund has adopted and implemented a Program pursuant to the Liquidity Rule, effective December 1,2018. The Program is intended to provide a framework for: (1) assessing and managing the Fund’s liquidity risk (i.e., the risk that the Fund could not meet requests to redeem shares without significantly diluting remaining investors’ interests) based on a variety of factors, including the Fund’s investment strategy and liquidity of its portfolio investments, (2) classifying the liquidity of the Fund’s investments, (3) determining the Fund’s highly liquid investment minimum (“HLIM”), if applicable, (4) complying with the Fund’s illiquid investment limit, and (5) reporting to the Fund’s Board of Trustees. The Board of Trustees designated the Fund’s investment adviser, Causeway Capital Management LLC (the “Program Administrator”), to administer the Program. The Program Administrator established a liquidity risk management group to assist the Program Administrator in administering the Program.

Under the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories defined by the SEC: highly liquid, moderately liquid, less liquid, and illiquid. Liquidity classifications take into account a variety of market, trading, and investment factors, including the Fund’s reasonably anticipated trade size, and the Program Administrator has engaged a third-party vendor to assist with the classification of portfolio investments. The Liquidity Rule prohibits mutual funds from acquiring investments that would cause their illiquid investments to exceed 15% of net assets.

The Liquidity Rule also requires funds that do not primarily hold assets that are highly liquid investments to determine a minimum percentage of net assets to be invested in highly liquid investments (the HLIM). The Program includes provisions designed to comply with the 15% limit on illiquid investments and for determining and complying with the HLIM requirement, as applicable.

In accordance with the Liquidity Rule, the Program Administrator prepared, and the Fund’s Board of Trustees reviewed, a report regarding the operation and effectiveness of the Program for the period from January 1, 2021 through December 31, 2021. During the period, there were no liquidity events that materially impacted the Fund’s ability to timely meet redemptions without significantly diluting remaining investors’ interests. The report concluded that the Program remains reasonably designed to assess and manage the Fund’s liquidity risk, and that during the period the Program was implemented effectively.

30	Causeway International Small Cap Fund

INVESTMENT ADVISER:

Causeway Capital Management LLC

11111 Santa Monica Boulevard

15th Floor

Los Angeles, CA 90025

DISTRIBUTOR:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

To determine if the Fund is an appropriate investment for you, carefully consider the Fund’s investment objectives, risk factors, charges and expenses before investing. Please read the summary or full prospectus carefully before you invest or send money. To obtain additional information including charges, expenses, investment objectives, or risk factors, or to open an account, call 1.866.947.7000, or visit us online at www.causewayfunds.com.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“Commission”) for the first and third quarters of each fiscal year on Form N-PORT within sixty days after the end of the period. The Fund’s Forms N-PORT are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-866-947-7000; and (ii) on the Commission’s website at http://www.sec.gov.

CCM-SA-010-0800

Item 2.	Code of Ethics.

Not required for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not required for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not required for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the registrant’s procedures by which shareholders may recommend nominees to the registrant’s board of trustees during the period covered by the report.

Item 11.	Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR § 270.30a-15(b) or §240.15d-15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR § 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13.	Exhibits.

(a)(1) Not required for semi-annual report.

(a)(2) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR § 270.30a-2(a)) are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR § 270.30a-2(b)) also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Causeway Capital Management Trust

By	/s/ Gracie V. Fermelia
Gracie V. Fermelia, President

Date: June 9, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Gracie V. Fermelia
Gracie V. Fermelia, President

Date: June 9, 2022

By	/s/ Eric Olsen
Eric Olsen, Treasurer

Date: June 9, 2022